Convertible Promissory Notes (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Convertible promissory notes	$ 2,648,548		$ 2,648,548		$ 455,606	$ 0
Interest expense on convertible promissory note					452,804
10% Convertible Promissory Notes
Convertible promissory notes	2,585,151		2,585,151		455,606
Beneficial conversion feature			72,301		$ 1,099,861
Interest expense on convertible promissory note	1,672,742	$ 0	3,195,818	$ 0
Convertible Promissory Note
Convertible promissory notes	63,397		63,397
Beneficial conversion feature	8,103
Interest expense on convertible promissory note	$ 37,538	$ 0	$ 63,397	$ 0